Foreign currency swaps and forwards - notional amounts (Details) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)
Foreign currency swaps and forwards
Hedging timeline financial risk management policy in months	24 months
EUR | Foreign currency forwards EUR - USD (in EUR)
Foreign currency swaps and forwards
Notional amount | €		€ 2,000
USD | Foreign currency forwards EUR - USD (in USD)
Foreign currency swaps and forwards
Notional amount | $			$ 2,355